Summary of Changes in Stockholder's Equity Attributable to Cinemark USA, Inc (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Subsidiary or Equity Method Investee [Line Items]
Cinemark USA, Inc. Stockholder's Equity, Beginning balance	$ 1,085,293	$ 1,014,531	$ 1,014,531
Noncontrolling Interests, Beginning balance	10,919	10,762	10,762
Beginning Balance	1,096,212	1,025,293	1,025,293	1,040,705	922,141
Share based awards compensation expense	3,248	3,140	14,321	9,026	7,587
Tax benefit related to restricted stock vesting	3,452	1,361		917	2,680
Dividends paid to parent	(24,000)	(23,750)	(95,750)	(95,000)	(78,100)
Dividends paid to noncontrolling interests	(110)	(110)	(2,087)	(2,120)	(539)
Net income	33,416	43,190	172,784	133,953	150,930
Fair value adjustments on interest rate swap agreements designated as hedges, net of taxes	776	710		(2,037)
Amortization of accumulated other comprehensive loss on terminated swap agreement		988
Fair value adjustments on available-for-sale securities, net of taxes	1,356	4,249	2,499	(13,566)	5,659
Foreign currency translation adjustments	1,586	15,799	(20,232)	(46,280)	19,432
Cinemark USA, Inc. Stockholder's Equity, Ending balance	1,104,615		1,085,293	1,014,531
Noncontrolling Interests, Ending balance	11,321		10,919	10,762
Ending Balance	1,115,936	1,070,870	1,096,212	1,025,293	1,040,705
Cinemark USA, Inc. Stockholder's Equity
Subsidiary or Equity Method Investee [Line Items]
Cinemark USA, Inc. Stockholder's Equity, Beginning balance	1,085,293	1,014,531	1,014,531
Beginning Balance	1,085,293	1,014,531	1,014,531	1,029,100	907,345
Share based awards compensation expense	3,248	3,140	14,321	9,026	7,587
Tax benefit related to restricted stock vesting	3,452	1,361
Dividends paid to parent	(24,000)	(23,750)	(95,750)	(95,000)	(78,100)
Net income	32,948	42,418	170,313	131,928	147,387
Fair value adjustments on interest rate swap agreements designated as hedges, net of taxes	776	710		(2,037)
Amortization of accumulated other comprehensive loss on terminated swap agreement		988
Fair value adjustments on available-for-sale securities, net of taxes	1,356	4,249
Foreign currency translation adjustments	1,542	15,889	(20,005)	(46,058)
Cinemark USA, Inc. Stockholder's Equity, Ending balance	1,104,615	1,059,536	1,085,293	1,014,531
Ending Balance			1,085,293	1,014,531	1,029,100
Noncontrolling Interests
Subsidiary or Equity Method Investee [Line Items]
Noncontrolling Interests, Beginning balance	10,919	10,762	10,762
Beginning Balance	10,919	10,762	10,762	11,605	14,796
Dividends paid to noncontrolling interests	(110)	(110)	(2,087)	(2,120)	(539)
Net income	468	772	2,471	2,025	3,543
Foreign currency translation adjustments	44	(90)
Noncontrolling Interests, Ending balance	11,321	11,334	10,919	10,762
Ending Balance			$ 10,919	$ 10,762	$ 11,605